Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AGF Investments Trust
Entity Central Index Key	0001479599
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
AGF U.S. Market Neutral Anti-Beta Fund
Shareholder Report [Line Items]
Fund Name	AGF U.S. Market Neutral Anti-Beta Fund
Class Name	AGF U.S. Market Neutral Anti-Beta Fund
Trading Symbol	BTAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AGF U.S. Market Neutral Anti-Beta Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.agf.com/us/products/btal/index.jsp. You can also request this information by contacting us toll-free at 1-888-893-2202.
Additional Information Phone Number	1-888-893-2202
Additional Information Website	https://www.agf.com/us/products/btal/index.jsp
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BTAL	$56	1.22%

*	Annualized.

Expenses Paid, Amount	$ 56	[1]
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 297,540,879
Holdings Count | Holdings	404
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$297,540,879
Number of Portfolio Holdings	404
Portfolio Turnover Rate	27%

Holdings [Text Block]
Fund Sector Weights (Based on Net Assets)
	% of Long Weight	% of Short Weight

Communication Services	2.6%	-2.5%
Consumer Discretionary	8.8%	-8.7%
Consumer Staples	4.1%	-3.8%
Energy	2.6%	-2.2%
Financials	12.8%	-12.1%
Health Care	8.1%	-7.1%
Industrials	13.6%	-12.7%
Information Technology	11.2%	-11.0%
Materials	3.8%	-3.9%
Real Estate	4.4%	-4.0%
Utilities	3.6%	-3.1%

Largest Holdings [Text Block]
Top Ten Holdings (Based on Net Assets)
Long		Short
Ulta Beauty, Inc.	0.5%	Rocket Lab Corp.	-0.6%
Dollar General Corp.	0.5%	Lumentum Holdings, Inc.	-0.5%
Molina Healthcare, Inc.	0.5%	Alcoa Corp.	-0.5%
AutoZone, Inc.	0.5%	Micron Technology, Inc.	-0.5%
Charles River Laboratories International, Inc.	0.5%	Carvana Co.	-0.5%
		AppLovin Corp.	-0.5%
Royal Gold, Inc.	0.5%	Coherent Corp.	-0.4%
Enphase Energy, Inc.	0.5%	Ciena Corp.	-0.4%
QXO, Inc.	0.4%	Cava Group, Inc.	-0.4%
Rocket Cos., Inc.	0.4%	Moderna, Inc.	-0.4%
Science Applications International Corp.	0.4%

[1]	Annualized.